Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (11.3%)
*	Alphabet Inc. Class C	30,497	85,178
*	ZoomInfo Technologies Inc. Class A	311,424	18,605
*	Meta Platforms Inc. Class A	81,881	18,207
*	Match Group Inc.	65,883	7,164
*	Snap Inc. Class A	48,719	1,753
			130,907
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	27,469	89,548
*	Tesla Inc.	20,007	21,559
*	Airbnb Inc. Class A	108,966	18,716
*	Lululemon Athletica Inc.	38,198	13,951
*	Hilton Worldwide Holdings Inc.	44,530	6,757
*	Etsy Inc.	35,696	4,436
*	Burlington Stores Inc.	12,866	2,344
			157,311
Consumer Staples (1.5%)
	Constellation Brands Inc. Class A	76,899	17,712
Energy (0.5%)
	Schlumberger NV	148,561	6,137
Financials (7.2%)
	S&P Global Inc.	53,433	21,917
	American Express Co.	78,802	14,736
	Blackstone Inc.	95,078	12,069
	Marsh & McLennan Cos. Inc.	58,179	9,915
	MarketAxess Holdings Inc.	24,638	8,382
	Progressive Corp.	51,799	5,905
	Charles Schwab Corp.	66,458	5,603
*	Coinbase Global Inc. Class A	26,975	5,121
			83,648
Health Care (9.7%)
	UnitedHealth Group Inc.	44,783	22,838
*	Boston Scientific Corp.	357,781	15,846
*	ABIOMED Inc.	45,628	15,114
*	Illumina Inc.	37,593	13,135
*	Seagen Inc.	70,566	10,165
*	Align Technology Inc.	20,502	8,939
	Zoetis Inc.	45,640	8,607
	Agilent Technologies Inc.	54,684	7,236
	Stryker Corp.	21,339	5,705

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	3,922	5,386
			112,971
Industrials (5.1%)
	TransUnion	193,929	20,040
*	Uber Technologies Inc.	256,050	9,136
*	Copart Inc.	67,585	8,480
	Northrop Grumman Corp.	16,556	7,404
*	Airbus SE ADR	192,516	5,818
	Equifax Inc.	23,293	5,523
	IDEX Corp.	12,438	2,385
			58,786
Information Technology (49.9%)
	Microsoft Corp.	377,948	116,525
	Apple Inc.	641,482	112,009
	Mastercard Inc. Class A	130,013	46,464
	NVIDIA Corp.	105,553	28,801
*	Advanced Micro Devices Inc.	232,507	25,422
*	salesforce.com Inc.	102,380	21,737
	Global Payments Inc.	142,493	19,499
*	FleetCor Technologies Inc.	74,678	18,599
	Fidelity National Information Services Inc.	178,695	17,945
*	Block Inc. (XNYS)	127,986	17,355
	Microchip Technology Inc.	205,419	15,435
*	Workday Inc. Class A	63,123	15,116
*	Adobe Inc.	30,794	14,030
	Visa Inc. Class A	62,887	13,947
*	Autodesk Inc.	63,018	13,508
	Marvell Technology Inc.	170,399	12,219
*	Avalara Inc.	103,826	10,332
	Intuit Inc.	20,734	9,970
*	Ceridian HCM Holding Inc.	119,133	8,144
*	PayPal Holdings Inc.	53,605	6,199
*	UiPath Inc. Class A	282,801	6,106
*	RingCentral Inc. Class A	51,898	6,083
*	nCino Inc.	142,121	5,824
*	ServiceNow Inc.	8,594	4,786
	Monolithic Power Systems Inc.	9,354	4,543
*	Snowflake Inc. Class A	16,896	3,871
*	Shopify Inc. Class A (XTSE)	4,435	2,998
*	SentinelOne Inc. Class A	46,299	1,794
*	Qualtrics International Inc. Class A	16,610	474
*	HashiCorp Inc. Class A	7,753	419
			580,154
Real Estate (0.4%)
	Equinix Inc.	6,478	4,804
Total Common Stocks (Cost $961,834)			1,152,430
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.312%	12	1

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.6%)
Bank of America Securities, LLC 0.300%, 4/1/22 (Dated 3/31/22, Repurchase Value $7,700,000, collateralized by Ginnie Mae 3.000%–4.500%, 8/20/49–3/20/52, with a value of $7,854,000)	7,700	7,700
Total Temporary Cash Investments (Cost $7,701)		7,701
Total Investments (99.7%) (Cost $969,535)		1,160,131
Other Assets and Liabilities—Net (0.3%)		3,145
Net Assets (100%)		1,163,276
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2022.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,152,430	—	—	1,152,430
Temporary Cash Investments	1	7,700	—	7,701
Total	1,152,431	7,700	—	1,160,131